Investments for Account of Policyholders - Summary of Investments in Real Estate for Account of Policyholders (Detail) - Investments in real estate [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments for account of policyholders [Line Items]
Beginning balance	€ 563	€ 467
Additions	0	54
Subsequent expenditure capitalized	10	6
Disposals	(42)	(43)
Fair value gains / (losses)	(61)	46
Net exchange differences	(27)	32
Ending balance	€ 443	€ 563